SHARE-BASED COMPENSATION PLAN - Restricted shares plan (Details)	12 Months Ended
Dec. 31, 2024
Restricted share units | SAR and PLUS | Top of range
SHARE-BASED COMPENSATION PLAN
Vesting period	5 years